Cover	3 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 8
Entity Registrant Name	White River Energy Corp
Entity Central Index Key	0001589361
Entity Tax Identification Number	45-3797537
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	609 W/ Dickson St.
Entity Address, Address Line Two	Suite 102 G
Entity Address, City or Town	Fayetteville
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72701
City Area Code	(800)
Local Phone Number	203-5610
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	609 W/ Dickson St.
Entity Address, Address Line Two	Suite 102 G
Entity Address, City or Town	Fayetteville
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72701
City Area Code	(800)
Local Phone Number	203-5610
Contact Personnel Name	Randy May